UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                        PLACESTATEWASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2010

Check here if Amendment [  ];     Amendment Number: __________________

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        PI Investment Management Limited
Address:     5th Floor, Alexandra House, The Sweepstakes
             Ballsbridge, Dublin 4, Ireland

Form 13F File Number:     028-11988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Shauneen Kay
Title:     Chief Compliance Officer
Phone:     011 353 1 6699223

Signature, Place and Date of Signing:

 /s/ Shauneen Kay      Dublin, Ireland           08/10/10
-------------------   -----------------    --------------------
   [Signature]          [City, State]             [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            30
Form 13F Information Table Value Total:      $545,763
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                                                         COLUMN 8 COLUMN 8 COLUMN 8
                                                        VALUE (USD)                 INVESTMENT   OTHER    VOTING   VOTING   VOTING
STOCK NAME                   TITLE OF CLASS    CUSIP     (x$1,000)   NO. OF SHARES  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  --------------  ---------  -----------  -------------  ----------  --------   ----    ------    ----
ACCENTURE PLC                     Common     G1151C101     14,311       370,273        Sole       None    370,273
AFLAC INC                         Common     001055102     12,920       302,797        Sole       None    302,797
ALTRIA GROUP INC                  Common     02209S103     13,866       691,911        Sole       None    691,911
AUTOMATIC DATA PROCESSING         Common     053015103     23,909       593,871        Sole       None    593,871
BECTON DICKINSON & CO             Common     075887109     15,571       230,274        Sole       None    230,274
CISCO SYSTEMS INC                 Common     17275R102     17,507       821,528        Sole       None    821,528
EMERSON ELECTRIC CO               Common     291011104     24,287       555,902        Sole       None    555,902
EXXON MOBIL CORP                  Common     30231G102     10,983       192,449        Sole       None    192,449
FISERV INC                        Common     337738108     15,957       349,476        Sole       None    349,476
GAP INC                           Common     364760108     14,535       746,894        Sole       None    746,894
GENERAL DYNAMICS CORP             Common     369550108     25,568       436,605        Sole       None    436,605
HEWLETT-PACKARD CO                Common     428236103     27,436       633,920        Sole       None    633,920
ILLINOIS TOOL WORKS               Common     452308109     10,397       251,864        Sole       None    251,864
JOHNSON & JOHNSON                 Common     478160104     43,686       739,684        Sole       None    739,684
M & T BANK CORP                   Common     55261F104     11,749       138,299        Sole       None    138,299
MCGRAW-HILL COMPANIES             Common     580645109      9,062       322,042        Sole       None    322,042
MEDTRONIC INC                     Common     585055106     17,575       484,553        Sole       None    484,553
MICROSOFT CORP                    Common     594918104     19,132       831,473        Sole       None    831,473
NIKE INC                          Common     654106103     19,471       288,247        Sole       None    288,247
OMNICOM GROUP                     Common     681919106     17,301       504,409        Sole       None    504,409
PHILIP MORRIS INTERNATIONAL       Common     718172109     38,083       830,772        Sole       None    830,772
REPUBLIC SERVICES INC             Common     760759100     20,590       692,550        Sole       None    692,550
ROCKWELL COLLINS INC              Common     774341101     15,177       285,664        Sole       None    285,664
SK TELECOM CO LTD                SPON ADR    78440P108         29         1,991        Sole       None      1,991
STAPLES INC                       Common     855030102      8,904       467,422        Sole       None    467,422
SYSCO CORP                        Common     871829107     10,145       355,099        Sole       None    355,099
TARGET CORP                       Common     87612E106     15,977       324,937        Sole       None    324,937
WALGREEN CO                       Common     931422109     19,762       740,136        Sole       None    740,136
WAL-MART STORES INC               Common     931142103     39,495       821,618        Sole       None    821,618
WELLS FARGO & CO                  Common     949746101     12,378       483,526        Sole       None    483,526

                                                          545,763
